Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	$ 294
Current service cost	6	$ 8	$ 10
Defined benefit obligation, ending of period	240	294
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	675
Interest cost	14	20	23
Defined benefit obligation, ending of period	593	675
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	175
Current service cost	3	5	7
Defined benefit obligation, ending of period	130	175
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	542	543
Current service cost	3	5
Interest cost	12	16	19
Benefits paid	(54)	(45)
Curtailment and amendment gain	(7)	(2)
Actuarial loss arising from financial assumptions	(26)	43
Actuarial gain arising from experience adjustments	(1)	(17)
Effect of translation on US plans		(1)
Defined benefit obligation, ending of period	469	542	543
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	95
Current service cost	2	2	2
Defined benefit obligation, ending of period	87	95
Supplemental Pension Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	109	99
Current service cost	2	2
Interest cost	2	3	3
Benefits paid	(5)	(5)
Curtailment and amendment gain	0	0
Actuarial loss arising from financial assumptions	(7)	10
Actuarial gain arising from experience adjustments	0	0
Effect of translation on US plans		0
Defined benefit obligation, ending of period	101	109	99
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	24
Current service cost	1	1	1
Defined benefit obligation, ending of period	23	24
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	24	22
Current service cost	1	1
Interest cost	0	1	1
Benefits paid	(1)	(1)
Curtailment and amendment gain	0	0
Actuarial loss arising from financial assumptions	(1)	2
Actuarial gain arising from experience adjustments	0	0
Effect of translation on US plans		(1)
Defined benefit obligation, ending of period	23	24	22
Total | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	675	664
Current service cost	6	8
Interest cost	14	20
Benefits paid	(60)	(51)
Curtailment and amendment gain	(7)	(2)
Actuarial loss arising from financial assumptions	(34)	55
Actuarial gain arising from experience adjustments	(1)	(17)
Effect of translation on US plans		(2)
Defined benefit obligation, ending of period	$ 593	$ 675	$ 664